                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2006

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name: Fidelity National Financial, Inc. (formerly known as Fidelity National Title
                              Group, Inc.)
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Anthony J. Park
           Title: Chief Financial Officer (Principal Financial and Accounting
                  Officer)
           Phone: (904) 854-8812

                     SIGNATURE, PLACE, AND DATE OF SIGNING:



(s) Anthony J. Park                      Jacksonville, Florida   November 17, 2006
--------------------------------------   [City, State]           [Date]
[Signature]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number   Name
--------------------   ----


                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.(A)

                                    TITLE                                                                   VOTING AUTHORITY
                                     OF                  VALUE     SHARES/   SH/  PUT/  INVSTMT    OTHER   ------------------
          NAME OF ISSUER            CLASS     CUSIP     (X1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
          --------------           ------  -----------  -------  ----------  ---  ----  -------  --------  ----  ------  ----
COLEY PHARMACEUTICAL GROUP INC.    COMMON  19388P-10-6   14,661   1,283,764   SH        DEFINED              x
HOME DEPOT INC                     COMMON  437076-10-2   10,954     302,000   SH        DEFINED              x
QUALCOMM INC.                      COMMON  747525-10-3   10,905     300,000   SH        DEFINED              x
WEATHERFORD INTL LTD               COMMON  G95089-10-1   10,317     247,300   SH        DEFINED              x
Schlumberger Ltd                   COMMON  806857-10-8    9,305     150,000   SH        DEFINED              x
NTN BUZZTIME INC.                  COMMON  629410-30-9    8,638   6,644,611   SH        DEFINED              x
HALLIBURTON CO.                    COMMON  406216-10-1    8,535     300,000   SH        DEFINED              x
MICROSOFT                          COMMON  594918-10-4    8,205     300,000   SH        DEFINED              x
YAHOO INC.                         COMMON  984332-10-6    7,584     300,000   SH        DEFINED              x
SEASPAN CORP.                      COMMON  Y75638-10-9    7,558     336,200   SH        DEFINED              x
YRC WORLDWIDE INC.                 COMMON  984249-10-2    7,408     200,000   SH        DEFINED              x
APPLE COMPUTER INC                 COMMON  037833-10-0    6,158      80,000   SH        DEFINED              x
ANGLOGOLD LTD                      COMMON  035128-20-6    6,038     160,000   SH        DEFINED              x
ABRAXAS PATROLEUM CORP.            COMMON  003830-10-6    5,828   1,904,600   SH        DEFINED              x
ALTRIA GROUP                       COMMON  02209S-10-3    5,726      74,800   SH        DEFINED              x
ALCAN INC.                         COMMON  013716-10-5    5,107     128,100   SH        DEFINED              x
CORILLIAN CORP                     COMMON  218725-10-9    4,703   1,716,500   SH        DEFINED              x
KB HOME                            COMMON  48666K-10-9    4,380     100,000   SH        DEFINED              x
GLACIER BANCORP INC.               COMMON  37637Q-10-5    4,149     121,424   SH        DEFINED              x
UAL CORP.                          COMMON  902549-80-7    4,011     150,957   SH        DEFINED              x
MARVELL TECHNOLOGY GROUP LTD.      COMMON  G5876H-10-5    3,874     200,000   SH        DEFINED              x
BHP BILLITON LTD.                  COMMON  088606-10-8    3,788     100,000   SH        DEFINED              x
CISCO SYS INC                      COMMON  17275R-10-2    3,447     150,000   SH        DEFINED              x
GOLDCORP INC.                      COMMON  380956-40-9    3,342     141,600   SH        DEFINED              x
CVS CORP.                          COMMON  126650-10-0    3,196      99,500   SH        DEFINED              x
TOLL BROTHERS, INC.                COMMON  889478-10-3    3,019     107,500   SH        DEFINED              x
LONGVIEW FIBRE CO.                 COMMON  543213-10-2    2,561     126,012   SH        DEFINED              x
AMR CORP                           COMMON  001765-10-6    2,374     102,600   SH        DEFINED              x
COEUR D 'ALENE MINES CORP IDAHO    COMMON  192108-10-8    2,355     500,000   SH        DEFINED              x
VALERO ENERGY CORP.                COMMON  91913Y-10-0    1,843      35,800   SH        DEFINED              x
NORTHWESTERN CORP.                 COMMON  668074-30-5    1,749      50,000   SH        DEFINED              x
SAKS INC.                          COMMON  79377W-10-8    1,728     100,000   SH        DEFINED              x
NEW YORK COMMUNITY BANCORP INC.    COMMON  649445-10-3    1,638     100,000   SH        DEFINED              x
DOCUMENT SECURITY SYSTMES INC.     COMMON  25614T-10-1    1,430     144,900   SH        DEFINED              x
UNDER ARMOUR INC.                  COMMON  904311-10-7    1,373      34,306   SH        DEFINED              x
SEAGATE TECHNOLOGY                 COMMON  G7945J-10-4    1,155      50,000   SH        DEFINED              x
TELECOM CORP. OF NEW ZEALAND LTD.  COMMON  879278-20-8    1,108      49,400   SH        DEFINED              x
NABORS INDUSTRIES LTD (BERMUDA)    COMMON  G6359F-10-3    1,062      35,700   SH        DEFINED              x
NORTHGATE MINERALS CORP.           COMMON  666416-10-2      640     200,000   SH        DEFINED              x
DISNEY (WALT) CO.                  COMMON  254687-10-6      519      16,800   SH        DEFINED              x
GENEREX BIOTECHNOLGY CORP          COMMON  371485-10-3       78      45,455   SH        DEFINED              x
UNIVERSAL CORP VA                  COMMON  913456-10-9        7         200   SH        DEFINED              x
Landamerica Finl Group, Inc.       COMMON  514936-10-3        2          37   SH        DEFINED              x
COMCAST CORP NEW                   COMMON  20030N-10-1        0           1   SH        DEFINED              x

                                                        192,458  17,190,067

----------

(A) This report includes the aggregate holdings of Fidelity National Financial, Inc. ("FNF"), Fidelity National Title Group, Inc. ("FNT") and each of their respective subsidiaries as if the transactions contemplated by the Securities Exchange and Distribution Agreement between FNF and FNT had occurred on September 30, 2006.

                              Form 13F SUMMARY PAGE

REPORT SUMMARY:

                Number of Other Included Managers:
                Form 13F Information Table Entry Total:
                Form 13F Information Table Value Total:


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.